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Securities and Exchange Commission
Washington, D.C. 20549

Rule 24f-2 Notice

for

Alliance Counterpoint Fund
1345 Avenue of the Americas
New York, New York 10105

under the
Investment Company Act of 1940

File No. 2-94093


(i) 	Fiscal year for which this Notice is filed:

	October 1, 1994 through September 30, 1995

(ii)	Number or amount of securities of the same class or series,
if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment
Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

	629,126 shares

(iii)	Number or amount of securities, if any, registered during
such fiscal year other than pursuant to Rule 24f-2:

	1,150,312 shares

(iv)	Number or amount of securities sold during such fiscal
year:

	423,617 shares

(v)	 Number or amount of securities sold during such fiscal
year in reliance upon Rule 24f-2:

	-0-*


_____________________

* 	No filing fee is required as no shares are being registered
pursuant to Rule 24f-2.

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SIGNATURE

	Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Alliance Counterpoint Fund has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 21st day of November, 1995.


						ALLIANCE COUNTERPOINT FUND


						By: /s/ Domenick Pugliese
						   ________________________
						   Domenick Pugliese
						   Assistant Secretary
00250043.AD6